Losses Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Losses Per Share

10. Losses Per Share

Basic and diluted losses per share (“EPS”) were as follows ($ in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator
Net loss	$(28,276)	$(1,667)	$(88,665)	$(4,387)
Denominator
Denominator for basic EPS – weighted-average shares	5,734,865	3,997,238	5,290,676	3,949,360
Effect of dilutive securities	—	—	—	—
Denominator for diluted EPS – weighted-average shares	5,734,865	3,997,238	5,290,676	3,949,360

EPS – Basic	$(4.93)	$(0.42)	$(16.76)	$(1.11)
EPS – Diluted	$(4.93)	$(0.42)	$(16.76)	$(1.11)

As of September 30, 2021 and 2020, 15,642,133 and 9,057,354 outstanding stock options, respectively, were excluded from the calculation of EPS, as their impact would be anti-dilutive. Additionally, as of September 30, 2021, 664,938 unvested options were exercised early and considered restricted stock, pursuant to early exercise agreements if applicable, which have been excluded from the calculation of EPS as their impact would be anti-dilutive.

As of September 30, 2021 and 2020, 172,759 outstanding preferred stock warrants were excluded from the calculation of EPS, as their impact, which would be equivalent to 189,395 shares of common stock, on an “as converted” basis, would be anti-dilutive. As of September 30, 2021 and September 30, 2020, 114,162 and 213,162, respectively, outstanding common stock warrants were excluded from the calculation of EPS, as their impact would be anti-dilutive.

As of September 30, 2021 and 2020, 60,121,015 outstanding convertible preferred shares were excluded from the calculation of EPS, as their impact, on an “as converted” basis, would be anti-dilutive.

11.    Losses Per Share

Basic and diluted losses per share (“EPS”) were as follows:

	Year Ended December 31,
	2020	2019
Numerator
Net loss	$(7,437,340)	$(7,329,896)
Denominator
Denominator for basic EPS – weighted-average shares	3,962,932	3,727,064
Effect of dilutive securities	—	—
Denominator for diluted EPS – weighted-average shares	3,962,932	3,727,064

EPS – Basic	$(1.88)	$(1.97)
EPS – Diluted	$(1.88)	$(1.97)

As of December 31, 2020 and 2019, 15,274,639 and 8,027,354 outstanding stock options, respectively, were excluded from the calculation of EPS, as their impact would be anti-dilutive.

As of December 31, 2020 and 2019, 189,395 outstanding warrants were excluded from the calculation of EPS, as their impact would be anti-dilutive.

As of December 31, 2020 and 2019, 58,554,536 and 50,588,630 outstanding convertible preferred shares, respectively, were excluded from the calculation of EPS, as their impact would be anti-dilutive.